Schedule I - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Loss before taxation	$ (53,599)	$ (172,591)	$ (240,810)
Adjustments for:
Interest income	(198)	(821)	(431)
Amortization of intangible assets	20	20	20
Fair value change of financial liabilities at FVTPL	(222)	(1,597)
IFRS 2 listing expense		45,524
Share-based payment expenses	10,926	12,685	3,582
Operating cash flows before movements in working capital	(29,521)	(39,632)	(49,368)
(Increase)/decrease in deposits, prepayments and deferred expenses	1,608	(932)	3,651
Increase/(decrease) in other payables and accruals	(571)	(2,635)	2,837
NET CASH USED IN OPERATIONS	(28,484)	(43,199)	(42,880)
Tax paid	(259)	(10)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(28,743)	(43,209)	(42,824)
INVESTING ACTIVITIES
Interest received	198	821	431
Proceeds from disposal of financial asset at FVTPL	5,761	13,307	5,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	5,983	21,365	29,053
FINANCING ACTIVITIES
Proceeds from issue of shares upon exercise of share options		85	392
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	468	21,225	(294)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,290)	(619)	(14,065)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	32,056	32,675	46,740
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	9,766	32,056	32,675
Separate [Member]
OPERATING ACTIVITIES
Loss before taxation	(53,599)	(172,591)	(240,811)
Adjustments for:
Share of loss in subsidiaries	37,270	31,610	43,094
Interest income	(198)	(49)	(112)
Amortization of intangible assets	20	20	20
Fair value change of financial assets at FVTPL	(222)	(821)	(323)
Fair value change of financial liabilities at FVTPL		(1,597)
Fair value change of convertible preferred shares		76,430	189,646
IFRS 2 listing expense		45,524
Portion of PIPE issuance costs allocated to PIPE warrants		38
Share-based payment expenses	10,926	12,685	818
Non-cash adjustments to other expenses		2,484	(2,563)
Operating cash flows before movements in working capital	(5,803)	(6,267)	(10,231)
(Increase)/decrease in deposits, prepayments and deferred expenses	316	(630)	2,812
Increase/(decrease) in other payables and accruals	666	(2,620)	859
NET CASH USED IN OPERATIONS	(4,821)	(9,517)	(6,560)
Tax paid		(10)
NET CASH USED IN OPERATING ACTIVITIES	(4,821)	(9,527)	(6,560)
INVESTING ACTIVITIES
Interest received	198	49	112
Investment in subsidiaries	(19,454)	(8,042)	(25,926)
Advance to subsidiaries	(2,006)		(2,013)
Repayment from subsidiaries	19,429	457	2,135
Proceeds from disposal of financial asset at FVTPL	5,761	13,307	5,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	3,928	5,771	(20,692)
FINANCING ACTIVITIES
Proceeds from PIPE Financing, net of transaction costs	5,049
Proceeds from issue of shares upon exercise of share options		85	392
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	5,049	85	392
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	4,156	(3,671)	(26,860)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	2,330	6,001	32,861
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 6,486	$ 2,330	$ 6,001